UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED    MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-21771

YieldQuest Funds Trust

(Exact name of registrant as specified in charter)

3575 Piedmont Rd, Suite 1550, Atlanta, GA 30305

(Address of principal executive offices)

(Zip code)

Emile R. Molineaux

Gemini Fund Services, LLC., 450 Wireless Blvd., Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

404-446-2270

Date of fiscal year end:

10/30

Date of reporting period:07/31/06

Item 1.  Schedule of Investments.

YIELDQUEST CORE EQUITY FUND
SCHEDULE OF INVESTMENTS (UNAUDITED)			July 31, 2006

% of Portfolio	Description	Shares	Value
89.02%	COMMON STOCKS

0.71%	Advertising
	Getty Images, Inc. *	2,295	$ 107,061

1.83%	Aerospace/Defense
	Boeing Co.	1,320	102,194
	Empresa Brasileira de Aeronautica SA	810	27,969
	European Aeronautic Defence and Space Co.	2,622	75,453
	General Dynamics Corp.	280	18,765
	Lockheed Martin Corp.	170	13,546
	Northrop Grumman Corp.	210	13,900
	Rolls-Royce Group PLC *	49	403
	United Technologies Corp.	365	22,699
			274,929
2.60%	Airlines
	Airtran Holdings, Inc. *	3,250	40,755
	AMR Corp. *	4,385	96,470
	British Airways PLC *	190	13,708
	Continental Airlines, Inc. *	2,860	75,332
	JetBlue Airways Corp. *	900	9,621
	Singapore Airlines, Ltd.	1,200	9,895
	Southwest Airlines Co.	770	13,852
	UAL Corp. *	3,205	83,778
	US Airways Group, Inc. *	1,045	47,746
			391,157
0.80%	Apparel
	Coach, Inc. *	2,250	64,597
	Nike, Inc.	425	33,575
	Polo Ralph Lauren Corp.	400	22,816
			120,988
0.84%	Auto Manufactuers
	Honda Motor Co., Ltd.	490	16,145
	Tata Motors, Ltd.	3,125	49,313
	Toyota Motor Corp.	575	60,501
			125,959
1.30%	Banks
	Barclays PLC	3,200	37,521
	Commerce Bancorp, Inc.	435	14,777
	Deutsche Bank AG	340	39,319
	ICICI Bank, Ltd.	290	7,575
	Kookmin Bank	125	10,780
	Mitsubishi UFJ Financial Group, Inc.	3,050	42,548
	Royal Bank of Scotland Group PLC	1,311	42,639
			195,159
0.16%	Beverages
	Coca-Cola Co. (The)	550	24,475
0.15%	Building Materials
	Cemex SAB de CV *	269	7,606
	Lafarge SA	125	15,106
			22,712
0.98%	Biotechnology
	Amgen, Inc. *	1,525	106,354
	Genentech, Inc. *	400	32,328
	Genzyme Corp. *	135	9,218
			147,900
0.58%	Chemicals
	Dow Chemical Co. (The)	2,515	86,969
0.40%	Coal
	Peabody Energy Corp.	1,200	59,940
2.96%	Computers
	Apple Computer, Inc. *	1,025	69,659
	Dell, Inc. *	2,025	43,902
	EMC Corp. *	6,075	61,661
	Hewlett Packard Co.	995	31,750
	International Business Machines Corp.	1,155	89,409
	Palm, Inc. *	3,135	46,743
	SanDisk Corp. *	1,410	65,791
	Seagate Technology *	1,600	37,120
			446,035
0.27%	Conglomerates
	LVMH Moet Hennessy Louis Vuitton SA	410	41,151
2.18%	Diversified Commercial Services
	Administaff, Inc.	1,935	61,165
	Cendant Corp.	2,670	40,077
	Macquarie Infrastructure Co. Trust	3,000	76,950
	Manpower, Inc.	1,200	71,376
	Monster Worldwide, Inc. *	280	11,200
	Robert Half International, Inc.	2,100	67,956
			328,724
5.42%	Diversified Financial Services
	BlackRock, Inc.	825	106,557
	Calamos Asset Management, Inc.	700	18,907
	Capital One Financial Corp.	635	49,117
	Citigroup, Inc.	2,200	106,282
	Credit Suisse Group	515	28,789
	Goldman Sachs Group, Inc.	570	87,068
	JP Morgan Chase & Co.	285	13,002
	Legg Mason, Inc.	1,345	112,267
	Lehman Brothers Holdings, Inc.	785	50,986
	Moody's Corp.	665	36,495
	Nasdaq Stock Market, Inc. *	2,760	75,983
	NYSE Group, Inc. *	1,110	69,031
	SWS Group, Inc.	750	19,553
	TD Ameritrade Holding Corp.	250	4,095
	UBS AG	700	38,080
			816,212
0.89%	Electronics
	Canon, Inc.	600	43,248
	Cymer, Inc. *	1,030	40,294
	Sony Corp.	1,100	50,589
			134,131
0.38%	Engineering & Construction
	Foster Wheeler, Ltd. *	1,500	57,210
0.81%	Food
	Tootsie Roll Industries, Inc.	1,325	35,974
	Unilever NV	600	14,208
	WM Wrigley Jr Co.	1,550	71,083
			121,265
1.93%	Healthcare Products & Services
	Aetna, Inc.	5,935	186,893
	Merck KGAA *	410	37,410
	St. Jude Medical, Inc. *	570	21,033
	WellPoint, Inc. *	75	5,588
	Zimmer Holdings, Inc. *	625	39,525
			290,449
1.17%	Home Builders
	Centex Corp.	630	29,805
	DR Horton, Inc.	1,225	26,252
	Hovnanian Enterprises, Inc. *	945	25,884
	KB Home	650	27,638
	Lennar Corp.	850	38,021
	Pulte Homes, Inc.	1,000	28,500
			176,100
2.59%	Insurance
	Aflac, Inc.	770	33,988
	Allstate Corp. (The)	225	12,785
	American International Group, Inc.	605	36,705
	Cigna Corp.	500	45,625
	Fidelity National Financial, Inc.	2,650	101,628
	Fidelity National Title Group, Inc.	3,500	66,045
	Marsh & McLennan Cos, Inc.	2,635	71,224
	Max Re Capital, Ltd.	960	21,600
			389,600
1.88%	Internet
	eBay, Inc. *	4,315	103,862
	Google, Inc. *	275	106,315
	Yahoo!, Inc. *	2,700	73,278
			283,455
0.79%	Iron & Steel
	Allegheny Technologies, Inc.	1,420	90,724
	Mittal Steel Co. NV	825	28,223
			118,947
0.11%	Leisure Time
	Carnival Corp.	425	16,558
2.05%	Lodging
	Boyd Gaming Corp.	1,130	37,900
	Four Seasons Hotels, Inc.	1,000	55,010
	Harrah's Entertainment, Inc.	1,555	93,471
	MGM Mirage *	2,400	85,296
	Starwood Hotels & Resorts Worldwide, Inc.	700	36,806
			308,483
1.45%	Machinery-Diversified
	Caterpillar, Inc.	560	39,687
	Cummins, Inc.	545	63,765
	Rockwell Automation, Inc.	730	45,245
	Terex Corp. *	1,560	69,950
			218,647
1.23%	Media
	CBS Corp., Class B	2,700	74,061
	Comcast Corp. *	800	27,504
	Time Warner, Inc.	5,100	84,150
			185,715
1.76%	Mining
	Alcoa, Inc.	2,000	59,900
	Anglo American PLC	550	22,951
	BHP Billiton, Ltd.	425	17,935
	Cia Vale do Rio Doce	335	7,772
	Freeport-McMoRan Copper & Gold, Inc.	795	43,375
	MMC Norilsk Nickel	300	40,500
	Phelps Dodge Corp.	370	32,315
	Rio Tinto PLC	790	40,783
			265,531
3.28%	Miscellaneous Manufacturing
	3M Co.	1,275	89,760
	Eaton Corp.	1,000	64,100
	General Electric Co.	3,100	101,339
	Honeywell International, Inc.	1,600	61,920
	Parker Hannifin Corp.	900	65,016
	Siemens AG	330	26,611
	Tyco International Ltd.	3,263	85,132
			493,878
4.06%	Oil & Gas
	Anadarko Petroleum Corp.	3,630	166,036
	Apache Corp.	600	42,282
	BJ Services Co.	760	27,565
	BP PLC	3,200	38,536
	ConocoPhillips	625	42,900
	Devon Energy Corp.	675	43,632
	Halliburton Co.	4,495	149,953
	Pioneer Drilling Co. *	2,900	44,283
	Total SA	270	18,422
	XTO Energy, Inc.	800	37,592
			611,201
0.35%	Pharmaceuticals
	Caremark Rx, Inc. *	20	1,056
	Novartis AG	500	28,110
	Sanofi-Aventis	500	23,695
			52,861
0.08%	Real Estate
	St. Joe Co. (The)	255	11,450
0.53%	REITS - Real Estate Investment Trust
	American Home Mortgage Investment Corp.	1,100	38,412
	Thornburg Mortgage, Inc.	1,600	40,960
			79,372
4.85%	Retail
	Abercrombie & Fitch Co.	775	41,044
	Best Buy Co., Inc.	2,400	108,816
	Cheesecake Factory, Inc. *	2,050	46,843
	Compagnie Financiere Richemont AG	1,295	58,369
	Home Depot, Inc.	2,585	89,725
	OSI Restaurant Partners, Inc.	1,675	48,391
	PF Chang's China Bistro, Inc. *	1,550	46,857
	Target Corp.	2,150	98,728
	Tiffany & Co.	1,525	48,175
	Wal-Mart Stores, Inc.	1,750	77,875
	Yum! Brands, Inc.	1,450	65,250
			730,073
3.04%	Semiconductors
	Advanced Micro Devices, Inc. *	11,310	219,301
	Intel Corp.	3,005	54,090
	Kulicke & Soffa Industries, Inc. *	6,300	46,557
	Nvidia Corp. *	1,565	34,633
	Texas Instruments, Inc.	3,490	103,932
			458,513
1.41%	Software
	Autodesk, Inc. *	500	17,055
	Fair Issac Corp.	740	24,997
	First Data Corp.	1,300	53,105
	Mastercard, Inc. *	385	17,660
	Microsoft Corp.	3,250	78,098
	SAP AG	115	21,000
			211,915
2.94%	Telecommunications
	Cisco Systems, Inc. *	4,125	73,631
	Corning, Inc. *	3,000	57,210
	Motorola, Inc.	3,250	73,970
	Nokia Corp.	2,900	57,565
	Nokia OYJ	1,800	35,673
	Plantronics, Inc.	3,875	60,295
	Sprint Nextel Corp.	4,250	84,150
			442,494
0.43%	Textiles
	Cintas Corp.	1,850	65,305
2.13%	Transportation
	Burlington Northern Santa Fe Corp.	1,100	75,801
	FedEx Corp.	955	99,998
	Norfolk Southern Corp.	1,950	84,669
	United Parcel Service, Inc.	590	40,657
	YRC Worldwide, Inc. *	510	20,288
			321,413
27.70%	Exchange Traded Funds
	Adams Express Co.	17,800	230,510
	BlackRock Global Energy and Resources Trust	4,575	122,839
	BlackRock S&P Quality Rankings Global Equity Managed Trust	1,799	27,255
	BlackRock Strategic Dividend Achievers Trust	14,930	199,017
	Boulder Total Return Fund, Inc.	12,550	219,249
	Calamos Strategic Total Return Fund	8	114
	Central Europe and Russia Fund, Inc.	5,170	247,229
	China Fund, Inc.	2,750	80,190
	Cohen & Steers Dividend Majors Fund, Inc.	900	16,947
	Defined Strategy Fund, Inc.	2,400	43,584
	Dreman/Claymore Dividend & Income Fund	4,000	80,480
	DWS Global Commodities Stock Fund, Inc.	1,654	27,258
	Fiduciary Claymore MLP Opportunity Fund	1,300	24,570
	Gabelli Dividend & Income Trust	10,710	202,526
	Gabelli Equity Trust, Inc.	6,950	57,060
	Gabelli Gold Natural Resources & Income Trust	720	15,876
	Greater China Fund, Inc.	3,850	70,109
	ING Clarion Real Estate Income Fund	1,000	17,500
	Internet Infrastructure HOLDRs Trust	9,600	42,624
	iShares Dow Jones U.S. Health Care Providers Index Fund *	415	20,912
	iShares Dow Jones U.S. Transportation Index Fund	830	65,197
	iShares Goldman Sachs Semiconductor Index Fund	1,580	87,627
	iShares Goldman Sachs Software Index Fund *	830	31,250
	iShares MSCI Japan Index Fund	13,855	188,012
	iShares Nasdaq Biotechnology Index Fund *	700	50,043
	iShares Russell 2000 Index Fund	20	1,394
	Japan Equity Fund, Inc.	8,200	65,600
	John Hancock Tax-Advantaged Dividend Income Fund	14,820	269,576
	Lazard World Dividend & Income Fund, Inc.	24	475
	Liberty All Star Equity	27,800	206,832
	Liberty All Star Growth Fund, Inc.	42,075	205,747
	Macquarie First Trust Global Infrastructure Utilities Dividend & Income Fund	1,950	43,251
	Nasdaq -100 Index Tracking Stock	7,600	281,960
	Neuberger Berman Real Estate Securities Income Fund, Inc.	7	111
	Oil Service HOLDRs Trust	700	102,039
	Petroleum & Resources Corp.	4,000	141,080
	PowerShares Dynamic Biotechnology & Genome Portfolio *	3,200	50,720
	PowerShares Dynamic Insurance Portfolio	1,400	23,660
	PowerShares Dynamic Pharmaceuticals Portfolio	4,500	74,160
	PowerShares WilderHill Clean Energy Portfolio	1,225	21,511
	S&P 500 GEARED Fund, Inc.	3,000	58,620
	streetTRACKS KBW Capital Markets ETF	480	27,307
	streetTRACKS SPDR Homebuilders ETF	2,165	67,202
	SunAmerica Focused Alpha Growth Fund	4,682	78,517
	SunAmerica Focused Alpha Large Cap Fund, Inc.	5,250	84,998
	Templeton Emerging Markets Fund United States	8,900	166,163
	Wireless HOLDRs Trust	600	33,834
			4,172,735
	Total Common Stocks
	(Cost $13,541,378)		13,406,672

0.93%	PURCHASED OPTIONS*	Contracts
	Apple Computer, Inc.:
	Puts @ $55, Expire Aug. 2006	40	600
	Puts @ $57.50, Expire Sept. 2006	22	1,650
			2,250
	Centex Corp.
	Puts @ $40, Expire Oct. 2006	11	1,210
	DR Horton, Inc.
	Puts @ $20, Expire Nov. 2006	12	1,620
	General Electric Co.
	Puts @ $32.50, Expire Sept. 2006	42	2,100
	iShares Dow Jones U.S. Real Estate Index
	Puts @ $65, Expire Sept. 2006	106	3,180
	iShares Lehman 20+ Year Treasury Bond
	Puts @ $83, Expire Sept. 2006	254	6,985
	iShares MSCI EAFE Index
	Puts @ $58, Expire Sept. 2006	50	750
	Puts @ $60, Expire Sept. 2006	501	12,525
			13,275
	iShares MSCI Emerging Markets Index
	Puts @ $80, Expire Sept. 2006	66	5,940
	Puts @ $85, Expire Sept. 2006	91	15,925
			21,865
	iShares MSCI Japan Index
	Puts @ $12, Expire Sept. 2006	165	825
	Puts @ $13, Expire Sept. 2006	254	6,350
			7,175
	iShares Russell 2000
	Puts @ $65, Expire Sept. 2006	32	2,880
	Puts @ $64, Expire Nov. 2006	28	5,040
			7,920
	KB Home
	Puts @ $35, Expire Oct. 2006	13	1,118
	Nasdaq 100 Share Index
	Puts @ $35, Expire Sept. 2006	175	6,125
	Pharmaceutical Holders Trust:
	Puts @ $70, Expire Sept. 2006	133	2,660
	Puts @ $75, Expire Sept. 2006	70	10,500
			13,160
	Philadelphia Housing Index
	Calls @ $160, Expire Sept. 2006	4	960
	Semiconductor Holders Trust:
	Puts @ $27.50, Expire Sept. 2006	74	1,110
	Puts @ $27.50, Expire Nov. 2006	65	3,250
			4,360
	SPDR - Financial Select Sector
	Put @ $32, Expire Sept. 2006	443	17,720
	SPDR - Industrial Select Sector
	Put @ $31, Expire Sept. 2006	231	9,240
	SPDR Trust Series I:
	Puts @ $117, Expire Sept. 2006	47	1,927
	Puts @ $123, Expire Sept. 2006	59	6,195
			8,122
	SPDR - Utilities Select Sector
	Put @ $32, Expire Sept. 2006	149	2,235
	Put @ $33, Expire Sept. 2006	116	4,640
			6,875
	StreetTRACKS Homebuilders
	Puts @ $29, Expire Sept. 2006	40	2,800
	Toll Brothers, Inc.
	Put @ $22.50, Expire Dec. 2006	10	1,360

	Total Purchased Options		139,420
	(Cost $207,138)

28.99%	SHORT-TERM INVESTMENTS	Shares
28.99%	Money Market Fund
	BNY Hamilton Fund
	4.85%, 8/1/2006 (Cost $4,366,472)	4,366,472	4,366,472

118.94%	Total Investments
	(Cost $18,114,988)		$ 17,912,564

-18.94%	Liabilities in excess of other assets		(2,849,087)

100.00%	Total Net Assets		$ 15,063,477

* Non-income producing securities.

At July 31, 2006, net unrealized appreciation on investment securities, for federal income tax purposes, was as follows:

Aggregate gross unrealized appreciation for all investments for which there was an
excess of value over cost:			$ 318,486
Aggregate gross unrealized depreciation for all investments for which there was an
excess of cost over value:			(520,910)
Net unrealized depreciation			$ (202,424)

YIELDQUEST TAX EXEMPT BOND FUND
SCHEDULE OF INVESTMENTS (UNAUDITED)			July 31, 2006

% of Portfolio	Description	Principal	Value
33.12%	MUNICIPAL BONDS & NOTES
1.10%	Alabama
	Birmingham Jefferson Civic Center Authority, 4.125%, 7/1/2017	$ 100,000	$ 98,144
	City of Mobile, 5.375%, 8/15/2014	500,000	541,395
			639,539
0.97%	Arkansas
	Arkansas Development Finance Authority, 5.00%, 11/1/2014	220,000	234,353
	Arkansas River Power Authority, 5.25%, 10/1/2016	300,000	325,818
			560,171
1.06%	California
	Berryessa Union School District, 4.75%, 8/1/2016	100,000	103,962
	Oakland Redevelopment Agency, 5.50%, 2/1/2014	145,000	154,147
	Chabot-Las Positas Community College District, 4.37%, 8/1/2014 *	500,000	358,080
			616,189
0.11%	Colorado
	Lower Colorado River Authority, 5.25%, 1/1/2015	25,000	27,231
	Garfield-Pitkin-Eagle School District No. 001 Roaring Fork,
	5.25%, 12/15/2012	35,000	37,721
			64,952
1.29%	Florida
	City of Dundee, 6.25%, 10/1/2011	50,000	55,689
	Orange County Health Facilities Authority, 5.75%, 12/1/2032	600,000	662,382
	Orlando Utilities Commission Water & Electric, 6.00%, 10/1/2010	30,000	32,504
			750,575
0.11%	Georgia
	City of Atlanta, Series A, 5.00%, 11/1/2029	35,000	36,315
	Fulton County Development Authority, 5.50%, 5/1/2033 *	105,000	27,690
			64,005
4.79%	Illinois
	Bellwood, Series B, 4.45%, 12/1/2020	100,000	100,146
	Chicago Transit Authority Capital Grant, 5.25%, 6/1/2009	500,000	518,965
	Chcago O'Hare International Airport, 5.25%, 1/1/2016	260,000	281,663
	Cook County Community School District No 97-Oak Park,
	9.00%, 12/1/2015	300,000	407,655
	Cook County School District No 100-Berwyn South,
	8.10%, 12/1/2015	300,000	393,852
	Jackson & Williamson Counties Community High School
	District 165, 7.50%, 12/1/2009	250,000	278,063
	Oak Park Capital Appreciation Corp., 4.32%, 11/1/2013 *	500,000	365,820
	Orland Park, 4.125%, 12/1/2018	260,000	254,452
	Winnebago County, 4.25%, 12/30/2013	175,000	178,001
			2,778,617
1.29%	Indiana
	Greenfield Central Community Building Corp., 2.80%, 7/15/2008	100,000	97,268
	Indiana Transportation Finance Authority, 5.50%, 12/1/2015	585,000	648,876
			746,144
1.92%	Louisiana
	Louisiana State UnRefunded Balance, Series A, 5.00%, 8/1/2012	350,000	369,635
	Louisiana State UnRefunded Balance, Series A, 5.00%, 7/15/2015	500,000	530,340
	Louisiana State UnRefunded Balance, Series A, 5.25%, 10/15/2015	200,000	216,012
			1,115,987
1.14%	Massachusetts
	Commonwealth of Massachusetts, 5.75%, 10/1/2012	500,000	536,775
	Commonwealth of Massachusetts, Series D, 6.00%, 11/1/2013	25,000	28,217
	Dedham-Westwood Water District, 2.00%, 10/15/2007	100,000	96,959
			661,951
0.83%	Michigan
	Detroit, 5.00%, 4/1/2012	50,000	52,638
	Itawamba Community College District, 5.00%, 2/1/2011	50,000	52,353
	Plymouth-Canton Community School District, 5.25%, 5/1/2015	350,000	376,688
			481,679
0.67%	Mississippi
	State of Mississippi Local System Bridge Rehabilitation Fund
	Project, 4.25%, 8/1/2016	100,000	100,000
	State of Mississippi, 6.00%, 9/1/2011	265,000	291,299
			391,299
0.94%	Nevada
	North Las Vegas Local Improvement, 4.125%, 12/1/2014	300,000	301,773
	State of Nevada Water Pollution Control, 3.25%, 8/1/2010	250,000	242,648
			544,421
0.83%	New Jersey
	Franklin Township School District-Somerset County,
	5.25%, 8/1/2012	180,000	180,000
	State Educational Facilities Authority, 4.25%, 3/1/2012	300,000	304,482
			484,482
2.16%	New York
	City of New York, Series G, 5.25%, 8/1/2007	45,000	45,684
	City of New York, 3.90%, 9/1/2016	100,000	95,937
	City of Utica, 4.75%, 4/1/2016	335,000	352,470
	Erie County, 5.00%, 12/1/2015	100,000	107,073
	New York City Municipal Water Finance Authority,
	2.375%, 6/15/2010	50,000	46,106
	New York City Transitional Finance Authority, 5.50%, 5/1/2025	300,000	316,746
	Troy Industrial Development Authority, 3.98%, 4/1/2037 *	290,000	289,466
			1,253,482
0.80%	North Carolina
	Eastern Municipal Power Agency, 5.00%, 1/1/2017	435,000	465,524
1.13%	Ohio
	City of Cleveland, Various Purpose, 5.25%, 12/1/2013	570,000	620,006
	County of Jefferson, 5.70%, 12/1/2013	30,000	33,351
			653,357
0.38%	Pennsylvania
	St. Clair Area School District, 2.15%, 11/15/2008	235,000	223,036
0.85%	Puerto Rico
	Highway & Transportation Authority, 5.50%, 7/1/2016	445,000	495,307
7.74%	Texas
	Brazoria County Municipal Utility District No. 26, 4.60%, 9/1/2028	100,000	98,093
	Bryan Waterworks & Sewer, 4.25%, 7/1/2018	90,000	89,085
	City of Corpus Christi Utilities Systems, 5.50%, 7/15/2009	50,000	52,336
	Dallas-Fort Worth International Airport Facilities Improvement Corp.
	7.25%, 11/1/2030	300,000	300,957
	Rowlett CTFS, 4.50%, 2/15/2014	715,000	736,636
	Midlothian, 5.50%, 8/15/2013	175,000	191,513
	North East Independent School District, 5.25%, 8/1/2011	140,000	148,959
	Pearland Waterworks & Sewer Systems, 6.00%, 9/1/2011	135,000	147,876
	Northwest Harris County Municipal Utility District No. 5, 5.50%, 5/1/2016	585,000	647,238
	5.00%, 2/15/2012	450,000	474,876
	San Marcos, 4.45%, 8/15/2021	140,000	137,588
	Southlake Waterworks & Sewer Systems, 4.00%, 2/15/2017	285,000	277,345
	Texas State Turnpike Authority, 4.43%, 8/15/2015 *	705,000	475,819
	Texas Municipal Power Agency, 4.07%, 9/1/2010 *	250,000	212,293
	Texas State Tax & Revenue Anticipation Notes, 5.00%, 4/1/2010	170,000	176,785
	Waco Texas CTFS Obligation, 4.40%, 2/1/2029	340,000	323,660
			4,491,059
0.09%	Utah
	Central Utah Water Conservancy District, 4.25%, 4/1/2008	50,000	50,373
0.17%	Virginia
	Suffolk, 2.50%, 8/1/2007	100,000	98,319
1.91%	Washington
	City of Yakima, Series B, 2.00%, 12/1/2006	200,000	198,336
	County of King, Series B, 5.85%, 12/1/2013	25,000	26,182
	Douglas County Public Utility District No. 1 Wells Hydroelectric,
	3.50%, 9/1/2006	225,000	224,944
	Kitsap County, 4.20%, 12/1/2007	150,000	150,840
	Yakima County School District No 201 Sunnyside, 4.50%, 12/1/2017	500,000	509,895
			1,110,197
0.21%	West Virginia
	West Virginia Water Development Authority, 2.50%, 10/1/2007	125,000	122,311
0.63%	Wisconsin
	Madison Metropolitan School District, 4.00%, 9/8/2006	100,000	100,024
	State of Wisconsin, 6.25%, 5/1/2012	235,000	263,160
			363,184
	Total Municipal Bonds & Notes
	(Cost $19,232,550)		19,226,160

2.13%	FOREIGN BONDS
0.16%	Canada
	Canadian Government, 2.75%, 12/1/2007	110,000	95,541
1.09%	Germany
	Bundesschatzanweisungen, 2.50%, 3/23/2007	175,000	222,258
	European Investment Bank, 7.00%, 2/2/2007	7,400,000	97,420
	International Bank Recon & Development, 8.00%, 11/9/2007	8,000,000	105,604
	Kommunalbanken AS, 9.00%, 2/2/2007	15,200,000	204,283
			629,565
0.88%	United Kingdom
	New S Wales Treasury Crp., 7.00%, 12/1/2010	385,000	304,281
	TSY 5 2008, 5.00%, 3/7/2008	110,000	206,322
			510,603
	Total Foreign Bonds
	(Cost $1,220,956)		1,235,709

2.30%	COMMON STOCKS	Shares
0.55%	Diversified Financial Services
	CharterMac	6,433	124,542
	Municipal Mortgage & Equity LLC	7,198	196,505
			321,047
0.09%	Energy
	Teppco Partners LP	1,430	51,409

1.66%	REITS (Real Estate Investment Trust)
	American Home Mortgage Investment Corp.	10,235	357,406
	Annaly Capital Management, Inc.	4,355	55,787
	Thornburg Mortgage, Inc.	21,435	548,736
			961,929
	Total Common Stocks
	(Cost $1,313,275)		1,334,385

1.32%	PREFERRED STOCK
1.32%	Auto Manufacturers
	General Motors Corp. Preferred Convertible, Series A, 4.50%, 3/6/2032	30,930	768,611
	Total Preferred Stocks
	(Cost $744,363)		768,611

49.75%	EXCHANGE TRADED FUNDS
	ACM Municipal Securities Income Fund	18,800	194,204
	AIM Select Real Estate Income Fund	3,825	61,200
	BlackRock Florida Insured Municipal Income Trust	28,029	376,709
	BlackRock Florida Municipal 2020 Term Trust	3,179	42,916
	BlackRock Insured Municipal Income Trust	15,627	220,340
	BlackRock Insured Municipal Term Trust, Inc.	271,975	2,638,157
	BlackRock Municipal Target Term Trust	407,113	4,062,987
	Cohen & Steers Select Utility Fund, Inc.	21,450	473,187
	Dreyfus Municipal Income Inc.	20,710	183,076
	DWS Municipal Income Trust	152,505	1,656,204
	DWS RREEF Real Estate Fund II	2,340	40,201
	DWS RREEF Real Estate Fund, Inc.	5,625	128,137
	Eaton Vance Insured Municipal Bond Fund	15,100	217,591
	Eaton Vance Insured Municipal Bond Fund II	15,300	225,522
	Fiduciary/Claymore MLP Opportunity Fund	11,925	225,382
	Flaherty & Crumrine/Claymore Preferred Securities Income Fund, Inc.	4,125	82,376
	ING Clarion Real Estate Income Fund	3,300	57,750
	Intermediate Municipal Fund Inc.	138,234	1,194,341
	MBIA Capital/Claymore Managed Duration Investment Grade Municipal Fund	69,467	853,749
	MFS Intermediate Income Trust	32,600	197,882
	Municipal Advantage Fund Inc.	26,514	324,797
	Municipal High Income Fund Inc.	36,790	274,821
	MuniYield California Fund Inc.	27,485	367,474
	MuniYield Florida Insured Fund	3,800	50,920
	MuniYield Insured Fund, Inc.	500	68,000
	MuniYield Quality Fund, Inc.	9,900	135,630
	Neuberger Berman Real Estate Securities Income Fund, Inc.	7,400	117,290
	Nuveen California Select Tax-Free Income Portfolio	7,000	94,220
	Nuveen Florida Investment Quality Municipal Fund	99,133	1,319,460
	Nuveen Florida Quality Income Municipal Fund	81,730	1,087,826
	Nuveen Insured Florida Premium Income Municipal Fund	18,400	264,960
	Nuveen Insured Premium Income Fund 2	103,043	1,288,038
	Nuveen New Jersey Investment Quality Municipal Fund	7,800	109,434
	Nuveen Pennsylvania Investment Quality Municipal Fund	130,510	1,713,596
	Nuveen Pennsylvania Premium Income 2	10,000	131,200
	Nuveen Premier Municipal Income Fund Inc.	64,616	850,993
	Nuveen Premium Income Municipal Fund 2	33,500	451,580
	Nuveen Premium Income Municipal Fund 4	21,580	267,808
	Pioneer Municipal High Income Advantaged Trust	67,900	967,575
	Pioneer Municipal High Income Trust	93,839	1,289,348
	Pioneer Tax Advantaged Balanced Fund	28,200	359,268
	Putnam High Yield Municipal Trust	70,023	478,957
	Putnam Investment Grade Municipal Trust	60,446	570,006
	Putnam Managed Municipal Income Trust	27,085	199,075
	Putnam Master Intermediate Income Trust	33,250	200,830
	Putnam Municipal Opportunities Trust	49,917	564,062
	Putnam Premier Income Trust	33,000	198,660
	Putnam Tax Free Health Care Fund	35,031	421,773
	Reaves Utility Income Trust	5,425	113,383
	Seligman Select Municipal Fund Inc.	14,532	142,414
	Van Kampen Advantage Municipal Income Trust II	56,200	707,558
	Van Kampen Pennsylvania Value Municipal Income Trust	32,883	443,263
	Van Kampen Trust for Investment Grade New York Municipals	11,000	160,160
	Total Exchange-Traded Funds
	(Cost $28,661,703)		28,866,290

0.17%	PURCHASED OPTIONS	Contracts
	iShares Lehman 20+ Year Treasury Bond
	Puts @ $82, Expire Sept. 2006	1,271	34,953
	U.S. 2 Year. Note (CBT)
	Puts @ $101.25, Expire Sept. 2006	138	4,313
	Puts @ $101.50, Expire Sept. 2006	99	9,281
	Puts @ $101.25, Expire Nov. 2006	73	14,828
			28,422
	U.S. 5 Year. Note (CBT)
	Puts @ $103.50, Expire Sept. 2006	64	5,000
	Puts @ $103, Expire Nov. 2006	77	16,844
			21,844
	U.S. 10 Year. Future
	Puts @ $105, Expire Sept. 2006	44	5,500
	U.S. Long Bond Future
	Puts @ $107, Expire Sept. 2006	21	6,234

	Total Purchased Options
	(Cost $203,215)		96,953

8.46%	SHORT-TERM INVESTMENTS	Shares
8.46%	Money Market Fund
	Federated Tax-Free Obligations Fund
	3.44%, 8/1/2006
	(Cost $4,911,353)	4,911,353	4,911,353

97.25%	Total Investments
	(Cost $56,287,415)		$ 56,439,461

2.75%	Assets in excess of other liabilities		1,583,715

100.00%	Total Net Assets		$ 58,023,176

* Variable rate security.

At July 31, 2006, net unrealized depreciation on investment securities, for federal income tax purposes, was as follows:

Aggregate gross unrealized appreciation for all investments for which there was an
excess of value over cost:			$ 472,693
Aggregate gross unrealized appreciation for all investments for which there was an
excess of cost over value:			(320,646)
Net unrealized appreciation			$ 152,046

YIELDQUEST TOTAL RETURN BOND FUND
SCHEDULE OF INVESTMENTS (UNAUDITED)			July 31, 2006

% of Portfolio	Description	Principal	Value
19.90%	CORPORATE BONDS & NOTES
3.76%	Airlines
	American Airlines, Inc.:
	6.817%, 5/23/2011	$ 402,000	$ 394,211
	6.977%, 5/23/2021	82,428	79,385
	7.377%, 5/23/2019	64,197	57,817
	7.858%, 10/1/2011	100,000	105,063
	AMR Corp.:
	9.75%, 8/15/2021	119,000	113,348
	9.88%, 6/15/2020	343,000	322,420
	Continental Airlines, Inc.:
	6.648%, 9/15/2017	353,102	354,350
	6.703%, 6/15/2021	148,781	149,526
	7.461%, 4/1/2015	512,058	501,010
	7.566%, 3/15/2020	68,560	67,297
	7.568%, 12/1/2006	300,000	299,554
	8.56%, 7/2/2014	113,071	95,999
	Delta Airlines, Inc., 7.92%, 11/18/2010	520,000	483,925
	Northwest Airlines, Inc.:
	6.841%, 4/1/2011	100,000	99,563
	7.041%, 4/1/2022	74,832	74,692
	7.36%, 2/1/2020	36,249	35,909
	Southwest Airlines Co., 7.22%, 7/1/2013	164,668	167,970
			3,402,039
0.71%	Auto Manufacturers
	Daimlerchrysler NA Holdings, 5.875%, 12/1/2006	200,000	198,474
	Ford Motor Co., 6.50%, 8/1/2018	616,000	441,980
			640,454
0.29%	Chemicals
	Eastman Chemicals Co., 7.63%, 6/15/2024	250,000	265,629
0.63%	Church Bonds
	Metropolitan Baptist Church:
	7.00%, 7/12/2009 +	32,000	31,680
	7.20%, 1/12/2010 +	33,000	32,680
	7.30%, 7/12/2010 +	45,000	44,573
	7.40%, 1/12/2011 +	46,000	45,572
	7.50%, 7/12/2011 +	59,000	58,463
	7.60%, 1/12/2012 +	61,000	59,847
	8.50%, 1/12/2013 +	300,000	294,840
			567,655
0.82%	Communications
	Deutsche Telekom International Finance BV, 5.375%, 3/23/2011	250,000	245,098
	Verizon Communications, Inc.	500,000	492,262
			737,360
7.56%	Diversified Financial Services
	American General Finance Corp., 5.375%, 10/1/2012	500,000	490,422
	Credit Suisse USA, Inc., 6.50%, 1/15/2012	80,000	83,118
	General Electric Capital Corp.:
	4.375%, 11/21/2011	230,000	218,222
	5.45%, 1/15/2013	900,000	894,277
	6.00%, 6/15/2012	500,000	511,629
	6.875%, 11/15/2010	250,000	263,367
	Goldman Sachs Group LP, 4.50%, 6/15/2010	80,000	77,114
	Goldman Sachs Group, Inc.:
	5.25%, 4/1/2013	300,000	291,796
	6.60%, 1/15/2012	1,000,000	1,039,523
	HSBC Finance Corp.:
	5.875%, 2/1/2009	80,000	80,823
	7.00%, 5/15/2012	500,000	532,412
	International Lease Finance Corp., 4.875%, 9/1/2010	200,000	195,396
	Morgan Stanley, 6.60%, 4/1/2012	500,000	523,341
	Residential Capital Corp.:
	6.00%, 2/22/2011	440,000	432,190
	6.125%, 11/21/2008	440,000	437,375
	6.375%, 6/30/2010	440,000	438,892
	Toll Brothers Finance Corp., 6.875%, 11/15/2012	325,000	321,605
			6,831,502
1.01%	Healthcare Services
	UnitedHealth Group, Inc., 3.30%, 1/30/2008	940,000	909,271
1.09%	Home Builders
	Centex Corp., 5.45%, 8/15/2012	350,000	334,812
	KB Home & Broad Home Corp., 6.375%, 8/15/2011	375,000	331,620
	Pulte Homes, Inc., 7.875%, 8/1/2011	350,000	315,854
			982,286
0.48%	Insurance
	Berkshire Hathaway Finance Corp., 4.125%, 1/15/2010	450,000	431,555
0.41%	Leisure Time
	Royal Caribbean Cruises, Ltd., 8.75%, 2/2/2011	175,000	189,615
	Sabre Holdings Corp., 7.35%, 8/1/2011	175,000	180,994
			370,609
1.52%	Lodging
	Hilton Hotels Corp., 7.625%, 12/1/2012	650,000	681,279
	Starwood Hotels & Resorts Worldwide, Inc., 7.875%, 5/1/2012	650,000	689,000
			1,370,279
0.23%	Media
	AOL Time Warner, Inc., 6.75%, 4/15/2011	200,000	206,024
0.09%	Mining
	Alcoa, Inc., 6.00%, 1/15/2012	80,000	81,553
0.27%	Miscellaneous Manufacturing
	Eastman Kodak Co., 3.625%, 5/15/2008	260,000	247,037
1.06%	Telecommunications
	Cisco Systems, Inc., 5.25%, 2/22/2011	500,000	494,910
	SBC Communications, Inc., 4.125%, 9/15/2009	280,000	268,485
	Verizon Global Funding Corp., 7.25%, 12/1/2010	180,000	190,392
			953,787
	Total Corporate Bonds & Notes
	(Cost $17,988,223)		17,997,040

11.81%	U.S. GOVERNMENT & AGENCY
	Federal Farm Credit Bank, 3.50%, 4/15/2009	100,000	95,763
	Federal Home Loan Bank System:
	3.875%, 2/12/2010	150,000	143,775
	4.375%, 3/17/2010	150,000	146,105
	United States Treasury Notes:
	4.25%, 1/15/2011	1,395,000	1,358,491
	4.375%, 11/15/2008	255,000	251,892
	4.375%, 1/31/2008	555,000	549,884
	4.50%, 2/15/2009	755,000	747,126
	4.50%, 2/28/2011	1,290,000	1,268,786
	4.875%, 5/15/2009	750,000	749,239
	4.875%, 5/31/2011	2,400,000	2,396,064
	4.875%, 2/15/2012	450,000	449,526
	5.125%, 6/30/2011	2,500,000	2,523,243
	Total U.S. Government & Agency
	(Cost $10,636,733)		10,679,894

16.42%	FOREIGN BONDS
0.91%	Banks
	European Investment Bank:
	7.00%, 10/6/2008	24,100,000	317,273
	8.00%, 7/12/2007	7,000,000	92,981
	International Bank of Recon & Development:
	7.34%, 8/20/2007 ++	150,000	86,015
	8.00%, 11/9/2007	25,000,000	330,014
			826,283
15.51%	Sovereign Bonds
	Bundesschatzanweisungen, 2.50%, 3/23/2007	1,613,000	2,048,581
	Canadian Government Bond, 2.75%, 12/1/2007	2,718,000	2,360,722
	Federated Republic of Brazil:
	7.875%, 3/7/2015	775,000	837,775
	8.00%, 1/15/2018	400,000	434,200
	12.50%, 1/5/2016	800,000	367,514
	Japan Government 2-Yr. 226, 0.1%, 11/20/2006	181,700,000	1,585,961
	Kingdom of Denmark, 7.00%, 11/15/2007	2,290,000	408,773
	Kommunalbanken AS, 9.00%, 2/2/2007	48,300,000	649,137
	New S Wales Treasury Corp.:
	7.00%, 12/1/2010	1,797,000	1,420,241
	8.00%, 3/1/2008	425,000	334,618
	New Zealand Government, 6.00%, 11/15/2011	1,218,000	745,851
	Norwegian Government, 5.50%, 5/15/2009	2,525,000	426,229
	Swedish Government, 8.00%, 8/15/2007	2,755,000	401,069
	Switzerland Government, 4.25%, 1/8/2008	500,000	418,991
	TSY 5 2008, 5.00%, 3/7/2008	843,000	1,581,174
			14,020,836
	Total Foreign Bonds
	(Cost $14,651,257)		14,847,119

3.70%	MUNICIPAL BONDS
0.18%	Alabama
	City of Alabaster, 5.34%, 4/1/2017 (a)	170,000	161,757
0.87%	California
	Howell Mountain Elementary School District
	5.24%, 8/1/2028 ++	190,000	67,370
	5.29%, 8/1/2029 ++	150,000	50,511
	Los Angeles County California Pension, 5.51%, 6/30/2008 ++	135,000	121,812
	State of California, 4.625%, 3/1/2030	250,000	245,240
	Thousand Oaks Redevelopment Agency, 5.00%, 12/1/2009 (a)	250,000	245,780
	Watsonville Redevelopment Agency, 5.20%, 9/1/2012 (a)	60,000	58,655
			789,368
0.11%	Florida
	Florida State Governmental Utility Authority, 4.625%, 7/1/2035	105,000	102,782
0.39%	Georgia
	College Park Business & Industrial Development Authority,
	5.75%, 9/1/2015	250,000	249,463
	Douglasville-Douglas County Water & Sewer Authority,
	5.625%, 6/1/2015	100,000	107,167
			356,630
0.28%	Illinois
	Bellwood, 4.45%, 12/1/2020	100,000	100,146
	Aurora Metropolitan Exposition Auditorium & Office Building
	Authority, 3.00%, 7/1/2008 (a)	165,000	157,293
			257,439
0.43%	Maine
	City of Auburn, 5.125%, 8/1/2011 (a)	390,000	385,558
0.11%	Michigan
	Detroit, 3.50%, 7/1/2014	100,000	95,971
0.16%	North Carolina
	City of Charlotte, Airport Revenue, Taxable Series C,
	4.05%, 7/1/2009 (a)	150,000	144,372
0.04%	New Jersey
	City of Orange Township, NJ, 5.17%, 12/1/2011 (a)	35,000	34,407
0.35%	Pennsylvania
	City of Washington, PA, 5.40%, 9/1/2008 (a)	100,000	99,685
	County of Beaver, PA, 5.00%, 12/15/2011 (a)	60,000	58,239
	Duquesne, PA, 5.00%, 12/15/2013 (a)	170,000	162,517
			320,441
0.35%	South Carolina
	Richland-Lexington, SC, Airport District, 6.59%, 1/1/2017 (a)	300,000	315,129
0.43%	Texas
	Brazoria County Municipal Utility District No. 26, 4.60%, 9/1/2028	100,000	98,093
	New Caney Texas Independent School District, 4.375%, 2/15/2030	300,000	285,381
			383,474
	Total Municipal Bonds
	(Cost $3,402,814)		3,347,328

2.82%	COMMON STOCK	Shares
0.30%	Energy
	Kinder Morgan Energy Partners, LP	2,025	93,272
	TEPPCO Partners LP	4,840	173,998
			267,270
1.47%	Financial Services
	CharterMac	7,975	154,396
	Municipal Mortgage & Equity, LLC	3,150	85,995
	Thornburg Mortgage, Inc.	42,675	1,092,480
			1,332,871
1.05%	REITS
	American Home Mortgage Investment Corp.	20,430	713,415
	Annaly Mortgage Management, Inc.	18,545	237,561
			950,976
	Total Common Stock
	(Cost $2,513,449)		2,551,117

3.43%	PREFERRED STOCK
2.19%	Auto Manufacturers
	General Motors Corp., 4.50%, Callable @ $25.00	79,570	1,977,315

0.45%	Banks
	Abbey National PLC, Series B, 7.375%, Callable, @ $25.92	611	15,861
	BAC Capital Trust I, Callable @ $25.00, 12/15/2031	2,302	57,895
	Bank One Capital VI, 7.20%	2,862	71,951
	Comerica Capital Trust I, 7.60%, Callable @ $25.00	1,351	33,978
	Compass Capital III, 7.35%	1,568	39,592
	Fleet Capital Trust VII, 7.20%, 1/31/2031 ++	3,039	76,704
	SunTrust Capital IV, 7.125%, Callable @ $25.00	638	16,065
	USB Capital IV, 7.35%, Callable @ $25.00	1,962	49,148
	USB Capital V, 7.25%, Callable @ $25.00	595	15,024
	Wells Fargo Capital IV, 7.00%, Callable @ $25.00, 8/29/2006	1,165	29,405
			405,623
0.21%	Diversified Financial Services
	Citigroup Capital VII, 7.125%, Callable @ $25.00	2,098	53,247
	Citigroup Capital VIII, 6.95%, Callable @ $25.00, 9/17/06	1,168	29,118
	Merrill Lynch Preferred Capital Trust III, 7.00%	1,559	39,708
	Merrill Lynch Preferred Capital Trust IV, 7.12%, Callable @ $25.00	1,320	33,607
	Morgan Stanley Capital Trust II, 7.25%, 1/31/31 ++	1,360	34,041
			189,721
0.05%	Electric
	Georgia Power Capital Trust V, 7.125%	1,609	40,901
0.46%	Insurance
	Partner Re Capital Trust I, 7.90%	230	5,821
	RenaissanceRe Holdings, Ltd, 8.10%, Callable @ $25.00	16,200	412,290
			418,111
0.07%	Telecommunications
	US Cellular Corp., 8.75%, Callable @ $25.00	2,526	64,969
	Total Preferred Stock
	(Cost $3,008,855)		3,096,640

36.03%	EXCHANGE TRADED FUNDS
	ACM Income Fund, Inc.	146,700	1,151,595
	ACM Managed Dollar Income Fund	35,286	253,353
	AIM Select Real Estate Income Fund	12,750	204,000
	American Strategic Income Portfolio III	20,175	216,276
	American Strategic Income Portfolio, Inc.	11,700	120,861
	BlackRock Core Bond Trust	99,625	1,221,402
	BlackRock Income Trust, Inc.	95,250	597,217
	BlackRock Insured Municipal Income Trust	6,839	96,429
	BlackRock Insured Municipal Term Trust, Inc.	111,100	1,077,670
	Cohen & Steers Select Utility Fund, Inc.	57,111	1,259,868
	Corporate High Yield Fund V, Inc.	21,200	263,728
	Corporate High Yield Fund, Inc.	75,634	571,793
	Duff & Phelps Utility and Corporate Bond Trust, Inc.	99,085	1,136,504
	DWS Municipal Income Trust	17,400	188,964
	DWS RREEF Real Estate Fund II	6,775	116,394
	DWS RREEF Real Estate Fund, Inc.	18,455	420,404
	Fiduciary/Claymore MLP Opportunity Fund	24,450	462,105
	First Trust/FIDAC Mortgage Income Fund	40,941	653,827
	Flaherty & Crumrine / Claymore Preferred Securities Income Fund, Inc.	84,965	1,696,751
	Flaherty & Crumrine / Claymore Total Return Fund, Inc.	34,465	679,994
	Flaherty & Crumrine Preferred Income Opportunity Fund	51,950	598,984
	Franklin Templeton Limited Duration Income Trust	17,116	218,229
	High Income Opportunity Fund, Inc.	71,968	443,323
	ING Clarion Real Estate Income Fund	10,350	181,125
	Intermediate Municipal Fund, Inc.	22,881	197,692
	John Hancock Patriot Premium Dividend Fund II	24,025	256,347
	John Hancock Preferred Income Fund III	25,602	523,561
	Managed High Income Portfolio, Inc.	26,471	159,620
	MBIA Capital/Claymore Managed Duration Investment Grade Municipal Fund	5,172	63,564
	MFS Charter Income Trust	228,649	1,911,506
	MFS Intermediate Income Trust	390,608	2,370,991
	MFS Multimarket Income Trust	25,000	146,500
	Montgomery Street Income Securities	6,200	102,176
	Morgan Stanley High Yield Fund, Inc.	20,100	114,570
	MuniYield California Fund, Inc.	11,745	157,031
	Neuberger Berman Real Estate Securities Income Fund, Inc.	24,375	386,344
	Nuveen Florida Investment Quality Municipal Fund	11,400	151,734
	Nuveen Florida Quality Income Municipal Fund	5,000	66,550
	Nuveen Insured Premium Income Fund II	18,142	226,775
	Nuveen Premier Municipal Income Fund, Inc.	14,934	196,681
	Pioneer Municipal High Income Trust	10,000	137,400
	Pioneer Tax Advantaged Balanced Fund	18,500	235,690
	Preferred Income Strategies Fund, Inc.	39,725	777,816
	Putnam High Income Securities Fund	35,000	269,850
	Putnam Investment Grade Municipal Trust	16,811	158,528
	Putnam Managed Municipal Income Trust	13,230	97,241
	Putnam Master Intermediate Income Trust	344,527	2,080,943
	Putnam Municipal Opportunities Trust	8,779	99,203
	Putnam Premier Income Trust	233,403	1,405,086
	Reaves Utility Income Trust	15,295	319,666
	Salomon Brothers 2008 Worldwide Dollar Government Term Trust, Inc.	124,364	1,344,375
	Salomon Brothers Capital and Income Fund, Inc.	17,623	304,878
	Salomon Brothers Emerging Markets Debt Fund, Inc	30,980	532,856
	Salomon Brothers High Income Fund II, Inc.	42,056	423,083
	Salomon Brothers Variable Rate Strategic Fund, Inc.	49,294	844,899
	Salomon Brothers Worldwide Income Fund, Inc.	46,540	598,970
	Van Kampen Bond Fund	18,696	313,345
	Van Kampen Pennsylvania Value Municipal Income Trust	9,818	132,347
	Western Asset/Claymore US Treasury Inflation Protected Securities Fund	109,270	1,246,771
	Western Asset/Claymore US Treasury Inflation Protected Securities Fund II	33,932	390,218
	Total Exchange Traded Funds
	(Cost $32,200,462)		32,575,603

0.18%	PURCHASED OPTIONS	Contacts
	iShares Lehman 20+ Year Treasury Bond Fund
	Puts @ $83, Expire Sept. 2006	2,053	56,458
	U.S. 2 Year Note (CBT)
	Puts @ $101.25, Expire Sept. 2006	247	7,719
	Puts @ $101.50, Expire Sept. 2006	161	15,094
	Puts @ $101.25, Expire Nov. 2006	117	23,766
			46,579
	U.S. 5 Year Note (CBT)
	Puts @ $103, Expire Sept. 2006	21	656
	Puts @ $103.50, Expire Sept. 2006	104	8,126
	Puts @ $103, Expire Nov. 2006	123	26,906
			35,688
	U.S. 10 Year Future
	Puts @ $104, Expire Sept. 2006	13	406
	Puts @ 105, Expire Sept. 2006	72	9,000
			9,406
	U.S. Long Bond Future
	Puts @ $106, Expire Sept. 2006	9	984
	Puts @ $107, Expire Sept. 2006	35	10,391
			11,375
	Total Purchased Options
	(Cost $344,930)		159,506

6.01%	SHORT-TERM INVESTMENTS	Shares
6.01%	Money Market Fund
	BNY Hamilton Fund
	4.85%, 8/1/2006 (Cost $5,436,385)	5,436,385	5,436,385

	Total Short-Term Investments
	(Cost $5,436,385)		5,436,385

100.32%	Total Investments
	(Cost $90,183,108)		$ 90,690,632

-0.32%	Liabilities in excess of other assets		(287,361)

100.00%	Total Net Assets		$ 90,403,271

++ Variable rate security.
+ Restricted security. Total value of such securities comprises 0.63% of total net assets as of July 31, 2006.
(a) Federally taxable, state tax-exempt.

At July 31, 2006, net unrealized depreciation on investment securities, for federal income tax purposes, was as follows:

Aggregate gross unrealized appreciation for all investments for which there was an
excess of value over cost:			$ 1,042,541
Aggregate gross unrealized depreciation for all investments for which there was an
excess of cost over value:			(535,017)
Net unrealized appreciation			$ 507,524

APPENDIX A:

SECURITY VALUATION:  The market value of portfolio securities is generally determined on the basis of last reported sales prices, or if no sales prices are reported, based on the quotes obtained from a quotation reporting system, established market makes, or pricing services. Debt securities held by the Funds are valued based on information furnished by independent pricing services or market quotations.   NASDAQ traded securities are valued at the NASDAQ Official Closing Price (NOCP).  ETFs, exchange-traded options, futures and options on futures are valued at the settlement price determined by the exchange.  Short-term investments having a maturity of 60 days or less are generally valued at amortized cost.   Investments initially valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services.

Certain securities or investments for which daily market quotations are not readily available may be valued, pursuant to guidelines established by the Board of Trustees, with reference to other securities or indices. Other securities for which market quotes are not readily available are valued at fair value as determined in good faith by the Board of Trustees or persons acting at their direction.  In unusual circumstances, the Board of Trustees, generally based upon recommendations provided by the Advisor, may value securities at fair value instead of valuing securities in the usual manner. Fair valuation may also be used if extraordinary events occur after the close of the relevant market but prior to the NYSE close.

As a general principle, the "fair value" of a security is the amount that a Fund might reasonably expect to realize upon its current sale. There is no single standard for determining the fair value of a security. Rather, in determining the fair value of a security, the Fair Value Committee shall take into account the relevant factors and surrounding circumstances, which may include: (i) the nature and pricing history (if any) of the security; (ii) whether any dealer quotations for the security are available; (iii) possible valuation methodologies that could be used to determine the fair value of the security; (iv) the recommendation of the portfolio manager of the Fund with respect to the valuation of the security; (v) whether the same or similar securities are held by other funds managed by the Adviser or other funds and the method used to price the security in those funds; (vi) the extent to which the fair value to be determined for the security will result from the use of data or formulae produced by third parties independent of the Adviser; and (vii) the liquidity or illiquidity of the market for the security.  As of July 31, 2006, the Total Return Bond Portfolio held 7 securities for which market quotations were not readily available.  These securities represent .63% of the total net assets of the Portfolio.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) YieldQuest Funds Trust

By (Signature and Title)

       /s/Jay K. Chitnis, President

Date

9/28/06

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

        /s/Jay K. Chitnis, President

Date

9/28/06

By (Signature and Title)

       /s/David Summers, Treasurer

Date

9/28/06